Note 7 - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 24, 2014	Dec. 09, 2013
Note 7 - Goodwill (Details) [Line Items]
Goodwill (in Dollars)	$ 23,550	$ 28,007	$ 0
Goodwill, Impairment Loss (in Dollars)	4,693
Shipping [Member] | Minimum [Member]
Note 7 - Goodwill (Details) [Line Items]
Weighted Average Discount Rate, Percent	9.00%
Shipping [Member]
Note 7 - Goodwill (Details) [Line Items]
Operating Expenses Forecasted by Inflation Rate Percentage	2.00%
Goodwill (in Dollars)	236
Coal Washing [Member]
Note 7 - Goodwill (Details) [Line Items]
Weighted Average Discount Rate, Percent	12.00%
Goodwill (in Dollars)	23,314	28,007
Fair Value Inputs, Discount Rate	2.00%
Goodwill, Impairment Loss (in Dollars)	4,693
Maximum [Member]
Note 7 - Goodwill (Details) [Line Items]
Weighted Average Discount Rate, Percent	12.00%
NMC, ACN and KCN [Member]
Note 7 - Goodwill (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Acquisition Purchases Price Allocation, Premium (Goodwill) Amount (in Dollars)				236
VPP [Member]
Note 7 - Goodwill (Details) [Line Items]
Business Acquisition Purchases Price Allocation, Premium (Goodwill) Amount (in Dollars)					$ 28,007